UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 10-D
                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

                    For the monthly distribution period from
                           May 2, 2007 to May 15, 2007


Commission File Number of issuing entity: 333-117573-05


                   Origen Manufactured Housing Contract Trust
                       Collateralized Notes, Series 2007-A
-------------------------------------------------------------------------------
           (Exact name of issuing entity as specified in its charter)


Commission File Number of depositor: 333-117573


                       Origen Residential Securities, Inc.
-------------------------------------------------------------------------------
              (Exact name of depositor as specified in its charter)


                             Origen Financial L.L.C.
-------------------------------------------------------------------------------
               (Exact name of sponsor as specified in its charter)

                                    DELAWARE
                                 --------------
                (State or other jurisdiction of incorporation or
                       organization of the issuing entity)

                                   20-1370314
                       ----------------------------------
                      (I.R.S. Employer Identification No.)

c/o Wilmington Trust Company
Rodney Square North
1100 North Market Street
Wilmington, DE                                                    19890
--------------------------------------                          ---------
(Address of principal executive offices                         Zip Code
of the issuing entity)

                                 (302) 651-1000
                                 --------------
                     (Telephone number, including area code)

                                 Not Applicable
                                 --------------
           (Former name, former address, if changed since last report)


              Registered/reporting pursuant to (check one)

              Section 12(b)   Section 12(g)   Section 15(d)    Name of Exchange
                                                              (if Section 12(b))
Title of class
     A-1          [   ]           [   ]           [ x ]
     A-2          [   ]           [   ]           [ x ]

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing
requirements for the past 90 days.   Yes [x]  No [ ]

PART I -DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

        On  May 15,  2007  a  distribution   was  made   to  holders  of  Origen
        Manufactured Housing Contract Trust Collateralized Notes, Series 2007-A.

        The distribution report  is attached  as Exhibit 99.1 to this Form 10-D.


PART II - OTHER INFORMATION

Item 7. Significant Enhancement Provider Information

        The unaudited consolidated financial statements of Ambac Assurance Corporation and Subsidiaries as of March 31, 2007 and for the three month periods ended March 31, 2007 and 2006, which appear as Exhibit
        99.03 in Ambac Financial Group's Quarterly Report on Form 10-Q for the quarterly period ended March 31, 2007 (filed on May 10, 2007) are incorporated by reference into this Form 10-D.

Item 9. Exhibits.

    (a) The following is a list of documents filed as part of this Report on Form 10-D:

        Monthly Report distributed to Noteholders of Origen Manufactured Housing Contract Trust Collateralized Notes, Series 2007-A relating to the May 15, 2007 distribution and Item 601 of Regulation S-K, is filed as
        Exhibit 99.1 hereto.

    (b) The exhibits required to be filed by Registrant pursuant to Item 601 of Regulation S-K are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.


                                Origen Manufactured Housing Contract Trust
                                Collateralized Notes, Series 2007-A

                      By:       Origen Financial L.L.C.

                                /s/ W. Anderson Geater, Jr.
                                ---------------------------
                      Name:     W. Anderson Geater, Jr.

                      Title:    Chief Financial Officer

                      Date:     May 16, 2007

EXHIBIT INDEX

Exhibit
Number          Description

EX-99.1 Monthly report distributed to Noteholders of Origen Manufactured Housing Contract Trust Collateralized Notes, Series 2007-A relating to the May 15, 2007 distribution.



                                  EXHIBIT 99.1
 Origen Manufactured Housing Contract Trust Collateralized Notes, Series 2007-A
                                  May 15, 2007


                               Table of Contents
                                                                           Page
Distribution Report ........................................................ 2
Factor Report .............................................................. 2
Delinquency Totals ......................................................... 3
Repossession Totals ........................................................ 4
Bankruptcy Group Total Report .............................................. 4


 IF THERE ARE ANY QUESTIONS OR PROBLEMS WITH THIS STATEMENT, PLEASE CONTACT THE
                           ADMINISTRATOR LISTED BELOW:
                                Keith Richardson
                      Bank of New York - ITS - Global Debt
                       2 North LaSalle Street, Suite 1020
                  Chicago, Illinois 60606 / Fax: (312) 267-5210
                     Email: keith.r.richardson@bankofny.com


                         Origen Manufactured Housing Contract Trust Collateralized Notes, Series 2007-A
                                                          May 15, 2007
-----------------------------------------------------------------------------------------------------------------------------------
                                                      DISTRIBUTION IN DOLLARS
-----------------------------------------------------------------------------------------------------------------------------------
           ORIGINAL          BEGINNING                                                                                ENDING
           FACE              PRINCIPAL                                                        REALIZED   DEFERRED     PRINCIPAL
CLASS      VALUE             BALANCE         PRINCIPAL         INTEREST         TOTAL         LOSSES     INTEREST     BALANCE
-----------------------------------------------------------------------------------------------------------------------------------
A1        91,889,000.00     91,889,000.00    869,864.37      182,833.59   1,052,697.96         0.00        0.00       91,019,135.63
A2        92,500,000.00     92,500,000.00          0.00      176,199.65     176,199.65         0.00        0.00       92,500,000.00
CERT               0.00              0.00          0.00      716,256.66     716,256.66         0.00        0.00                0.00
-----------------------------------------------------------------------------------------------------------------------------------
TOTALS   184,389,000.00    184,389,000.00    869,864.37    1,075,289.90   1,945,154.27         0.00        0.00      183,519,135.63
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                          FACTOR INFORMATION PER $1,000 OF ORIGINAL FACE
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   CURRENT
                             BEGINNING                                                           ENDING            NOTE
CLASS        CUSIP           PRINCIPAL          PRINCIPAL       INTEREST         TOTAL           PRINCIPAL         RATE
-----------------------------------------------------------------------------------------------------------------------------------
A1          68620CAA8      1,000.00000000      9.46646900       1.98972227    11.45619127      990.53353100         5.510000%
A2          68620CAB6      1,000.00000000      0.00000000       1.90486108     1.90486108    1,000.00000000         5.275000%
-----------------------------------------------------------------------------------------------------------------------------------
TOTALS                     1,000.00000000      4.71755023       5.83163800    10.54918824      995.28244977
-----------------------------------------------------------------------------------------------------------------------------------

                         Origen Manufactured Housing Contract Trust Collateralized Notes, Series 2007-A
                                                          May 15, 2007

                        Beginning Collection Period                                                                        05/02/07
                        Ending Collection Period                                                                           05/14/07
                        Distribution Date                                                                                  05/15/07

                        Actual Available for Distribution                                                              2,000,933.98

Section 7.05(a)(i)      Principal Payment Allocable to Holders                                                           869,864.37

Section 7.05(a)(ii)     Interest Payment Allocable to Holders                                                            359,033.24

Section 7.05(a)(iii)    Servicing Fee                                                                                    232,543.28

                        Indenture Trustee Fee                                                                              2,920.20
                        Indenture Trustee Expenses                                                                             0.00
                        Owner Trustee Fee                                                                                  4,000.00
                        Broker Agent Fee                                                                                  19,270.83
                        Auction Agent Fee                                                                                  1,500.00

Section 7.05(a)(iv)     Note Insurer Premium                                                                              41,291.81

                        Swap Fixed Payment                                                                               340,981.36
                        Swap Floating Payment                                                                            354,184.48
                        Swap Payment In                                                                                   13,203.12
                        Swap Payment Out                                                                                       0.00

Section 7.05(a)(v)      Beginning Balance of Contracts                                                               200,423,695.60

                        Ending Balance of Contracts                                                                  199,553,031.28

Section 7.05(a)(v)      Beginning Number of Contracts                                                                         3,400

Section 7.05(a)(v)      Ending Number of Contracts                                                                            3,388

                        Weighted Average Remaining Maturity - Original                                                       224.19
                        Weighted Average Remaining Term - Current                                                            230.36
                        Weighted Average Contract Rate:                                                                      9.410%

Section 7.05(a)(vi)     Number and Aggregate Principal Amounts of Contracts in Delinquency including Repossessions

                        Delinquency Totals
                        Group Totals
                        Period          Number    Principal Balance   Percentage
                        30-59 days        0              0.00            0.00%
                        60-89 days        0              0.00            0.00%
                        90+days           0              0.00            0.00%
                        Total             0              0.00            0.00%

                        Number and Aggregate Principal Amounts of Contracts Repossessed During Reporting Period

                        Repossession Totals
                        Number of Loans      Principal Balance      Percentage
                        0                                 0.00           0.00%

                        Number and Aggregate Principal Amounts of Contracts in Inventory
                        Repossession Totals
                        Number of Loans      Principal Balance      Percentage
                        0                                 0.00           0.00%

                        Number and Aggregate Principal Amounts of Contracts in Bankruptcy

                        Bankruptcy Group Total Report
                        Number of Loans      Principal Balance      Percentage
                        0                                 0.00           0.00%

Section 7.05(a)(viii)   Principal Prepayments                                                                            485,914.22

                        Liquidation Proceeds                                                                                   0.00

Section 7.05(a)(ix)     Realized Losses

                        Current Period                                                                                         0.00
                        Cumulative                                                                                             0.00

Section 7.05(a)(x)      Adjusted Note Balances
                        Class A                                                                                      184,389,000.00

Section 7.05(a)(xi)     Interest Payment Amount

                        Interest Distribution - A-1                                                                      182,833.59
                        Available Funds Cap Carry-Forward Paid - A-1                                                           0.00
                        Available Funds Cap Carry-Forward Amount Remaining - A-1                                               0.00

                        Interest Distribution - A-2                                                                      176,199.65
                        Available Funds Cap Carry-Forward Paid - A-2                                                           0.00
                        Available Funds Cap Carry-Forward Amount Remaining - A-2                                               0.00

                        Reserve Account Balance                                                                           50,000.00

                        Beginning Balance of Overcollateralization Amount                                             16,034,695.60

Section 7.05(a)(xii)    Overcollateralization Target Amount                                                           16,033,895.65

Section 7.05(a)(xiii)   Overcollateralization Amount                                                                  16,033,895.65

Section 7.05(a)(xiv)    Trust Certificate Distribution                                                                   716,256.66

                        Expense Paid to LLC and DRS                                                                            0.00
                        Servicing Fee Adjustment                                                                               0.00
                        Miscellaneous Servicing Expenses                                                                       0.00

Copyright 2007 Bank of New York & Co. All rights reserved.